UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22906

Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS ALTERNATIVE SOLUTIONS TRUST

June 30, 2023
Virtus AlphaSimplex Global Alternatives Fund
Virtus AlphaSimplex Managed Futures Strategy Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to welcome you to the Virtus Funds. On April 1, 2023, AlphaSimplex became an affiliated subadviser of Virtus Investment Partners, and on May 19, the funds managed by AlphaSimplex that previously were distributed by Natixis were reorganized into the Virtus Funds you now own. Importantly, your Fund continues to be managed by AlphaSimplex using the same investment team, philosophy, and process, now supported by Virtus’ distribution and operational capabilities.
This semiannual report reviews the performance of the strategies for the six months ended June 30, 2023. The investment picture appeared to brighten during the six-month period, with inflation declining, the Federal Reserve (the “Fed”) pausing its interest rate increases in June, and markets recovering from the declines of 2022. Despite the failures of several banks in March of 2023, the economy appeared to be holding its own.
Domestic and international equity indices posted positive returns for the six months ended June 30, 2023. U.S. large-capitalization stocks returned 16.89%, as measured by the S&P 500® Index, outpacing small-cap stocks, which were up 8.09%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), gained 11.67%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 4.89%.
In fixed income markets, the yield on the 10-year Treasury was 3.81% on June 30, 2023, down slightly from 3.88% on December 31, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was up 2.09% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, gained 5.38%.
If you are new to the Virtus Funds, I encourage you to learn more about the many strategies we offer in a variety of investment styles and across multiple disciplines. Our entire team looks forward to serving you, and we are available to answer any questions you may have about these Funds or any of our other strategies. Please call us at 1-800-243-1574 or visit us at Virtus.com.
Welcome to Virtus.
Sincerely,
George R. Aylward
President, Virtus Alternative Solutions Trust
August 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
AlphaSimplex Global Alternatives Fund
	Class A	$ 1,000.00	$ 1,031.60	1.49%	$ 7.51
	Class C	1,000.00	1,027.50	2.24	11.26
	Class I	1,000.00	1,033.00	1.24	6.25
	Class R6	1,000.00	1,034.00	1.19	6.00
AlphaSimplex Managed Futures Strategy Fund
	Class A	1,000.00	955.60	1.70	8.24
	Class C	1,000.00	951.80	2.45	11.86
	Class I	1,000.00	957.20	1.45	7.04
	Class R6	1,000.00	956.40	1.34	6.50

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
AlphaSimplex Global Alternatives Fund
	Class A	$ 1,000.00	$ 1,017.41	1.49%	$ 7.45
	Class C	1,000.00	1,013.69	2.24	11.18
	Class I	1,000.00	1,018.65	1.24	6.21
	Class R6	1,000.00	1,018.89	1.19	5.96

VIRTUS ALTERNATIVE SOLUTIONS TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
AlphaSimplex Managed Futures Strategy Fund
	Class A	$1,000.00	$1,016.36	1.70%	$ 8.50
	Class C	1,000.00	1,012.65	2.45	12.23
	Class I	1,000.00	1,017.60	1.45	7.25
	Class R6	1,000.00	1,018.15	1.34	6.71

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Deutsche Boerse AG German Stock Index (“DAX”)
The DAX is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Euro Interbank Offered Rate (“EURIBOR”)
The EURIBOR is the basic rate of interest used in lending between banks on the European Union interbank market and also used as a reference for setting the interest rate on other loans.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Hang Seng China Enterprises Index (“HSCEI”)
The HSCEI is a market capitalisation-weighted stock index which is compiled and calculated by Hang Seng Indexes Company Limited. The HSCEI serves as a benchmark that reflects the overall performance of mainland China securities listed in Hong Kong.  The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2023
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sterling Overnight Index Average (SONIA)
The Sterling Overnight Index Average is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market. It is used for overnight funding for trades that occur in off-hours and represents the depth of overnight business in the marketplace.
Tokyo Stock Price Index (TOPIX)
The Tokyo Stock Price Index is a free-float adjusted market capitalization weighted index comprised of domestic common stocks listed on the Tokyo Stock Exchange.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2023
For each Fund,  the following tables present asset allocations within certain industries as a percentage of total investments as of June 30, 2023.
AlphaSimplex Global Alternatives Fund
U.S. Government Securities		55%
Certificates of Deposits		23
Common Stocks		21
Oil, Gas & Consumable Fuels	2%
Healthcare Providers & Services	1
Capital Markets	1
All other Common Stocks	17
Master Limited Partnerships and Related Companies		1
Total		100%

AlphaSimplex Managed Futures Strategy Fund
Certificates of Deposits	70%
U.S. Government Securities	30
Total	100%

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—17.7%
Aerospace & Defense—0.2%
General Dynamics Corp.	750	$ 161
Howmet Aerospace, Inc.	3,125	155
Lockheed Martin Corp.	400	184
Mercury Systems, Inc.(1)	2,103	73
		573

Air Freight & Logistics—0.4%
C.H. Robinson Worldwide, Inc.	2,057	194
Expeditors International of Washington, Inc.	1,760	213
United Parcel Service, Inc. Class B	3,216	577
		984

Automobile Components—0.1%
Gentex Corp.	4,250	124
Automobiles—0.2%
Ferrari N.V.	1,204	392
Banks—0.6%
City Holding Co.	1,309	118
Community Trust Bancorp, Inc.	6,087	216
Great Southern Bancorp, Inc.	2,365	120
Lakeland Bancorp, Inc.	76,166	1,020
		1,474

Beverages—0.2%
Brown-Forman Corp. Class B	511	34
Coca-Cola Co. (The)	484	29
Constellation Brands, Inc. Class A	453	111
Keurig Dr Pepper, Inc.	924	29
PepsiCo, Inc.	943	175
Primo Water Corp.	10,828	136
		514

Biotechnology—0.5%
AbbVie, Inc.	4,099	552
Alkermes plc(1)	4,608	144
Amgen, Inc.	1,312	291
Biogen, Inc.(1)	105	30
Gilead Sciences, Inc.	3,257	251
Ironwood Pharmaceuticals, Inc. Class A(1)	13,227	141
		1,409

Broadline Retail—0.2%
Amazon.com, Inc.(1)	2,546	332
MercadoLibre, Inc.(1)	101	120
		452

Building Products—0.3%
Armstrong World Industries, Inc.	1,551	114
Johnson Controls International plc	2,755	188
Masonite International Corp.(1)	1,380	141
Resideo Technologies, Inc.(1)	4,861	86
	Shares	Value

Building Products—continued
Trane Technologies plc	846	$ 162
		691

Capital Markets—0.8%
Bain Capital Specialty Finance, Inc.	10,089	136
Brightsphere Investment Group, Inc.	4,747	99
Cboe Global Markets, Inc.	1,604	221
CME Group, Inc. Class A	510	95
Golub Capital BDC, Inc.	18,537	250
Invesco Ltd.	5,071	85
Janus Henderson Group plc	3,879	106
Lazard Ltd. Class A	6,832	219
LPL Financial Holdings, Inc.	485	106
MarketAxess Holdings, Inc.	636	166
Morningstar, Inc.	476	93
Nasdaq, Inc.	2,902	145
T. Rowe Price Group, Inc.	1,600	179
Victory Capital Holdings, Inc. Class A	6,332	200
		2,100

Chemicals—0.3%
Albemarle Corp.	172	38
CF Industries Holdings, Inc.	1,708	119
Corteva, Inc.	1,764	101
International Flavors & Fragrances, Inc.	1,323	105
NewMarket Corp.	584	235
Olin Corp.	2,003	103
		701

Commercial Services & Supplies—0.2%
Cintas Corp.	398	198
Ennis, Inc.	4,682	96
Republic Services, Inc. Class A	218	33
Waste Management, Inc.	890	154
		481

Construction & Engineering—0.3%
AECOM	3,246	275
MDU Resources Group, Inc.	17,239	361
Quanta Services, Inc.	1,211	238
		874

Construction Materials—0.1%
Vulcan Materials Co.	566	128
Consumer Finance—0.1%
Nelnet, Inc. Class A	2,503	241
Consumer Staples Distribution & Retail—0.3%
Costco Wholesale Corp.	184	99
Sysco Corp.	2,832	210
U.S. Foods Holding Corp.(1)	3,108	137
Walmart, Inc.	2,863	450
		896

Containers & Packaging—0.2%
Amcor plc	6,749	67
See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Containers & Packaging—continued
AptarGroup, Inc.	987	$ 114
Sealed Air Corp.	4,261	171
Silgan Holdings, Inc.	2,668	125
Sonoco Products Co.	1,993	118
		595

Distributors—0.0%
Genuine Parts Co.	588	100
Diversified Consumer Services—0.1%
Rollins, Inc.	5,036	216
Diversified REITs—0.7%
Agree Realty Corp.	2,113	138
Easterly Government Properties, Inc.	8,387	122
Equity Commonwealth	1,902	39
First Industrial Realty Trust, Inc.	2,391	126
Gaming & Leisure Properties, Inc.	4,413	214
Necessity Retail REIT, Inc. (The)	130,222	880
Physicians Realty Trust	11,513	161
Realty Income Corp.	474	28
		1,708

Electric Utilities—0.4%
ALLETE, Inc.	571	33
Alliant Energy Corp.	944	50
American Electric Power Co., Inc.	401	34
Avangrid, Inc.	748	28
Duke Energy Corp.	1,387	124
Entergy Corp.	253	25
Evergy, Inc.	422	25
Eversource Energy	441	31
Exelon Corp.	811	33
FirstEnergy Corp.	6,099	237
Hawaiian Electric Industries, Inc.	717	26
IDACORP, Inc.	388	40
MGE Energy, Inc.	374	30
OGE Energy Corp.	753	27
PG&E Corp.(1)	9,477	164
Pinnacle West Capital Corp.	374	30
Portland General Electric Co.	604	28
PPL Corp.	1,371	36
Xcel Energy, Inc.	668	41
		1,042

Electrical Equipment—0.2%
AMETEK, Inc.	1,663	269
Eaton Corp. plc	915	184
Emerson Electric Co.	1,303	118
		571

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. Class A	2,034	173
Flex Ltd.(1)	5,285	146
Insight Enterprises, Inc.(1)	2,437	357
	Shares	Value

Electronic Equipment, Instruments & Components—continued
TE Connectivity Ltd.	1,238	$ 173
		849

Energy Equipment & Services—0.4%
Halliburton Co.	1,206	40
NexTier Oilfield Solutions, Inc.(1)	121,098	1,082
		1,122

Entertainment—0.0%
Electronic Arts, Inc.	929	120
Financial Services—0.6%
Essent Group Ltd.	5,372	251
Fiserv, Inc.(1)	1,364	172
FleetCor Technologies, Inc.(1)	1,015	255
Mastercard, Inc. Class A	593	233
NMI Holdings, Inc. Class A(1)	9,738	252
TFS Financial Corp.	20,604	259
Visa, Inc. Class A	943	224
		1,646

Food Products—0.5%
Campbell Soup Co.	602	27
Conagra Brands, Inc.	970	33
Flowers Foods, Inc.	1,004	25
Freshpet, Inc.(1)	1,442	95
General Mills, Inc.	587	45
Hershey Co. (The)	1,393	348
Hormel Foods Corp.	1,156	46
Ingredion, Inc.	934	99
J.M. Smucker Co. (The)	207	31
John B Sanfilippo & Son, Inc.	1,121	131
Kellogg Co.	718	48
Kraft Heinz Co. (The)	719	26
McCormick & Co., Inc. Non-voting Shares	690	60
Mondelez International, Inc. Class A	532	39
TreeHouse Foods, Inc.(1)	2,493	126
Tyson Foods, Inc. Class A	1,922	98
		1,277

Gas Utilities—0.1%
Southwest Gas Holdings, Inc.	2,056	131
Suburban Propane Partners LP	16,129	239
		370

Ground Transportation—0.1%
Old Dominion Freight Line, Inc.	448	166
Union Pacific Corp.	708	145
		311

Healthcare Equipment & Supplies—0.3%
Abbott Laboratories	1,114	122
Becton Dickinson & Co.	496	131
Dexcom, Inc.(1)	873	112
Inmode Ltd.(1)	6,047	226
Insulet Corp.(1)	112	32

See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—continued
Shockwave Medical, Inc.(1)	348	$ 99
		722

Healthcare Providers & Services—0.9%
AMN Healthcare Services, Inc.(1)	1,977	216
Cardinal Health, Inc.	1,053	100
Chemed Corp.	609	330
CVS Health Corp.	1,908	132
HCA Healthcare, Inc.	756	230
Humana, Inc.	307	137
Laboratory Corp. of America Holdings	767	185
McKesson Corp.	602	257
ModivCare, Inc.(1)	1,462	66
Premier, Inc. Class A	6,950	192
Quest Diagnostics, Inc.	749	105
UnitedHealth Group, Inc.	878	422
		2,372

Healthcare Technology—0.0%
HealthStream, Inc.	4,074	100
Hotels, Restaurants & Leisure—0.3%
Chipotle Mexican Grill, Inc. Class A(1)	34	73
Hilton Worldwide Holdings, Inc.	1,145	167
Marriott International, Inc. Class A	1,173	215
McDonald’s Corp.	21	6
Wendy’s Co. (The)	8,035	175
Yum! Brands, Inc.	777	108
		744

Household Durables—0.4%
DR Horton, Inc.	2,007	244
Garmin Ltd.	1,166	122
Installed Building Products, Inc.	1,979	277
Lennar Corp. Class A	1,476	185
NVR, Inc.(1)	32	203
Sonos, Inc.(1)	4,023	66
		1,097

Household Products—0.4%
Church & Dwight Co., Inc.	396	40
Colgate-Palmolive Co.	6,579	507
Kimberly-Clark Corp.	1,284	177
Procter & Gamble Co. (The)	945	143
Reynolds Consumer Products, Inc.	4,641	131
		998

Independent Power and Renewable Electricity Producers—0.0%
Vistra Corp.	225	6
Industrial Conglomerates—0.2%
3M Co.	1,222	122
General Electric Co.	1,703	187
Honeywell International, Inc.	1,238	257
		566

	Shares	Value

Insurance—0.5%
Aflac, Inc.	1,806	$ 126
Erie Indemnity Co. Class A	798	167
Marsh & McLennan Cos., Inc.	1,913	360
Old Republic International Corp.	4,477	113
Progressive Corp. (The)	730	97
Safety Insurance Group, Inc.	1,484	106
Travelers Cos., Inc. (The)	702	122
White Mountains Insurance Group Ltd.	89	123
Willis Towers Watson plc	895	211
		1,425

Interactive Media & Services—0.1%
Alphabet, Inc. Class A(1)	1,010	121
Pinterest, Inc. Class A(1)	3,058	83
		204

IT Services—0.2%
Amdocs Ltd.	2,466	244
GoDaddy, Inc. Class A(1)	2,069	155
		399

Leisure Products—0.0%
Sturm Ruger & Co., Inc.	1,769	94
Life Sciences Tools & Services—0.2%
Danaher Corp.	628	151
Medpace Holdings, Inc.(1)	1,037	249
QIAGEN N.V.(1)	1,867	84
		484

Machinery—0.5%
Allison Transmission Holdings, Inc.	4,589	259
Blue Bird Corp.(1)	1,983	45
Caterpillar, Inc.	579	142
Deere & Co.	348	141
Illinois Tool Works, Inc.	1,524	381
Lincoln Electric Holdings, Inc.	1,339	266
		1,234

Marine Transportation—0.1%
Kirby Corp.(1)	2,622	202
Star Bulk Carriers Corp.	4,997	88
ZIM Integrated Shipping Services Ltd.	5,930	74
		364

Media—0.1%
New York Times Co. (The) Class A	3,068	121
Sirius XM Holdings, Inc.	29,191	132
		253

Metals & Mining—0.2%
Freeport-McMoRan, Inc.	3,637	145
Nucor Corp.	596	98
Southern Copper Corp.	2,842	204

See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Metals & Mining—continued
Steel Dynamics, Inc.	848	$ 92
		539

Mortgage Real Estate Investment Trusts (REITs)—0.0%
Dynex Capital, Inc.	8,950	113
Multi-Utilities—0.2%
Ameren Corp.	475	39
CenterPoint Energy, Inc.	812	24
CMS Energy Corp.	553	32
Consolidated Edison, Inc.	425	38
DTE Energy Co.	1,042	115
NiSource, Inc.	1,374	38
NorthWestern Corp.	545	31
Public Service Enterprise Group, Inc.	690	43
WEC Energy Group, Inc.	388	34
		394

Oil, Gas & Consumable Fuels—1.4%
California Resources Corp.	2,850	129
Chesapeake Energy Corp.	1,140	95
ConocoPhillips	723	75
Coterra Energy, Inc.	4,418	112
CVR Energy, Inc.	1,703	51
Devon Energy Corp.	109	5
Diamondback Energy, Inc.	20	3
EOG Resources, Inc.	752	86
Exxon Mobil Corp.	2,502	268
Hess Corp.	240	33
Holly Energy Partners LP	51,180	947
Marathon Oil Corp.	1,373	32
Marathon Petroleum Corp.	3,426	399
Occidental Petroleum Corp.	1,732	102
PDC Energy, Inc.	12,615	897
Peabody Energy Corp.	3,038	66
Pioneer Natural Resources Co.	504	104
Texas Pacific Land Corp.	78	103
Valero Energy Corp.	348	41
		3,548

Personal Care Products—0.0%
USANA Health Sciences, Inc.(1)	1,805	114
Pharmaceuticals—0.3%
Bausch Health Cos., Inc.(1)	5,026	40
Bristol-Myers Squibb Co.	1,749	112
Eli Lilly & Co.	171	80
Innoviva, Inc.(1)	12,717	162
Johnson & Johnson	799	132
Merck & Co., Inc.	989	114
Zoetis, Inc. Class A	1,250	216
		856

Professional Services—0.5%
CACI International, Inc. Class A(1)	738	252
Exponent, Inc.	2,319	216
Genpact Ltd.	3,008	113
Leidos Holdings, Inc.	2,825	250
	Shares	Value

Professional Services—continued
Paychex, Inc.	1,954	$ 219
Robert Half International, Inc.	2,558	192
		1,242

Real Estate Management & Development—0.2%
CBRE Group, Inc. Class A(1)	2,166	175
CoStar Group, Inc.(1)	1,441	128
Howard Hughes Corp. (The)(1)	1,434	113
Kennedy-Wilson Holdings, Inc.	5,618	92
		508

Residential REITs—0.0%
Camden Property Trust	1,103	120
Retail REITs—0.1%
Alexander’s, Inc.	611	112
Getty Realty Corp.	893	30
National Retail Properties, Inc.	737	32
		174

Semiconductors & Semiconductor Equipment—0.3%
Broadcom, Inc.	276	239
Enphase Energy, Inc.(1)	621	104
Intel Corp.	2,919	98
ON Semiconductor Corp.(1)	3,572	338
		779

Software—0.8%
Adobe, Inc. (1)	79	39
CyberArk Software Ltd.(1)	611	96
Dolby Laboratories, Inc. Class A	1,415	118
Gen Digital, Inc.	8,076	150
Microsoft Corp.	1,415	482
New Relic, Inc.(1)	1,144	75
PTC, Inc.(1)	1,019	145
Roper Technologies, Inc.	558	268
Salesforce, Inc.(1)	489	103
ServiceNow, Inc.(1)	191	107
Splunk, Inc.(1)	919	97
Tyler Technologies, Inc.(1)	338	141
Workiva, Inc. Class A(1)	828	84
Zuora, Inc. Class A(1)	6,819	75
		1,980

Specialized REITs—0.0%
Four Corners Property Trust, Inc.	4,442	113
Specialty Retail—0.2%
Bath & Body Works, Inc.	768	29
Lowe’s Cos., Inc.	650	146
O’Reilly Automotive, Inc.(1)	138	132
Tractor Supply Co.	946	209
		516

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	1,822	354
HP, Inc.	26	1

See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Technology Hardware, Storage & Peripherals—continued
Seagate Technology Holdings plc	1,651	$ 102
Xerox Holdings Corp.	5,116	76
		533

Tobacco—0.1%
Altria Group, Inc.	5,181	235
Universal Corp.	2,220	111
		346

Trading Companies & Distributors—0.4%
Fastenal Co.	5,740	338
GMS, Inc.(1)	1,969	136
MSC Industrial Direct Co., Inc. Class A	2,674	255
United Rentals, Inc.	462	206
		935

Water Utilities—0.0%
Essential Utilities, Inc.	979	39
Wireless Telecommunication Services—0.2%
T-Mobile US, Inc.(1)	3,305	459
Total Common Stocks (Identified Cost $44,631)		46,331

Master Limited Partnerships and Related Companies—0.6%
Downstream/Other—0.6%
Cheniere Energy Partners LP	1,864	86
Enterprise Products Partners LP	8,062	212
Magellan Midstream Partners LP	15,403	960
Sunoco LP	2,329	102
USA Compression Partners LP	4,715	93
		1,453

Electric, LDC & Power—0.0%
Brookfield Infrastructure Partners LP	3,101	113
Total Master Limited Partnerships and Related Companies (Identified Cost $1,542)		1,566

Total Long-Term Investments—18.3% (Identified Cost $46,173)		47,897

	Par Value
Short-Term Investments—67.5%
Certificates of Deposits—20.3%
Bank of America N.A. 5.710% 4/12/24	$ 9,000	9,005
Bank of Nova Scotia (SOFR + 0.700%) 5.760% 8/17/23(2)	8,000	8,005
Canadian Imperial Bank of Commerce (NY) 5.200% 9/21/23	5,000	4,998
Mizuho Bank Ltd. (NY) (SOFR + 0.450%) 5.510% 10/25/23(2)	10,000	10,004
Nordea Bank ABP (NY) (SOFR + 0.270%) 5.330% 2/16/24(2)	3,000	2,997
	Par Value	Value
Certificates of Deposits—continued
Skandinaviska Enskilda Banken (NY) (SOFR + 0.370%) 5.430% 10/20/23(2)	$ 3,000	$ 3,001
Toronto-Dominion Bank (NY) 5.320% 9/27/23	10,000	9,993
Westpac Banking Corp. (NY) (SOFR + 0.230%) 5.290% 2/22/24(2)	5,000	4,994
Total Certificates of Deposits (Identified Cost $53,000)		52,997

U.S. Government Securities—47.2%
U.S. Treasury Bills
0.000%, 7/5/23(3)	9,000	8,998
0.000%, 7/6/23(3)	3,500	3,499
0.000%, 7/18/23(3)	15,000	14,969
0.000%, 8/3/23(3)	5,000	4,978
0.000%, 8/10/23(3)	15,000	14,919
0.000%, 8/17/23(3)	8,000	7,948
0.000%, 8/22/23(3)	3,000	2,978
0.000%, 9/19/23(3)	20,000	19,776
0.000%, 9/21/23(3)	7,500	7,414
0.000%, 9/28/23(3)	13,500	13,332
0.000%, 10/19/23(3)	5,000	4,922
0.000%, 11/2/23(3)	20,000	19,647
Total U.S. Government Securities (Identified Cost $123,383)		123,380

Total Short-Term Investments (Identified Cost $176,383)		176,377

TOTAL INVESTMENTS—85.8% (Identified Cost $222,556)		$224,274
Other assets and liabilities, net—14.2%		37,193
NET ASSETS—100.0%		$261,467

Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
DAX	Deutsche Boerse AG German Stock Index
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
PLC	Public Limited Company
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
MS	Morgan Stanley Capital Services LLC

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand
Country Weightings†
United States	85%
Japan	5
Canada	4
Australia	2
Sweden	1
Finland	1
Ireland	1
Other	1
Total	100%
† % of total investments as of June 30, 2023.
Exchange-traded futures contracts as of June 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	July 2023	10	$ 809	$ 19	$ —
FTSE CHINA A50 Future	July 2023	189	2,333	15	—
FTSE Taiwan Index Future	July 2023	12	693	—	(6)
Hang Seng Index Future	July 2023	2	240	—	(1)
HSCEI Future	July 2023	66	2,675	6	—
IBEX 35 Index Future	July 2023	6	625	17	—
INR Future	July 2023	203	4,941	—	(2)
MSCI Singapore Index Future	July 2023	11	235	—	(2)
OMXS30 Index Future	July 2023	38	816	— (1)	—
Brazilian Real Future	August 2023	179	3,714	—	(10)
Gold Future	August 2023	23	4,438	—	(63)
Live Cattle Future	August 2023	69	4,890	365	—
Low Sulphur Gas Oil Future	August 2023	8	562	7	—
10 Year Australian Bond Future	September 2023	298	23,062	—	(231)
10 Year U.S. Ultra Future	September 2023	22	2,606	—	(47)
Australian Dollar Future	September 2023	34	2,271	—	(40)
Coffee ’C’ Future	September 2023	24	1,431	—	(118)
Copper Future	September 2023	8	752	4	—
DAX Index Future	September 2023	1	444	4	—
Dollar Index Future	September 2023	8	821	—	(3)
Euro Currency Future	September 2023	275	37,651	92	—
Euro Stoxx 50® Future	September 2023	43	2,077	49	—
Euro-BTP Future	September 2023	92	11,656	67	—
Euro-OAT Future	September 2023	6	841	1	—
FTSE 100 Index Future	September 2023	12	1,149	—	(11)
FTSE Future	September 2023	11	415	—	(9)
FTSE Future	September 2023	4	619	23	—
Gasoline RBOB Future	September 2023	15	1,551	73	—
Japanese Yen Future	September 2023	131	11,483	—	(253)
LME Zinc Future	September 2023	11	725	—	(68)
Mexican Peso Future	September 2023	141	4,052	39	—
See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
MSCI EAFE® Index Future	September 2023	99	$ 10,670	$ 87	$ —
MSCI EMGMKT Future	September 2023	172	8,582	—	(99)
Nasdaq 100® E-Mini Future	September 2023	22	6,748	155	—
Nikkei 225 Stock Average Future	September 2023	4	920	31	—
Russell 2000 E-Mini Future	September 2023	316	30,078	286	—
S&P 500® E-Mini Future	September 2023	6	1,347	36	—
S&P Future	September 2023	3	552	9	—
S&P MID 400 EMINI Future	September 2023	38	10,048	290	—
Silver Future	September 2023	10	1,151	—	(68)
SPI 200 Future	September 2023	10	1,193	11	—
Stoxx Europe 600 Future	September 2023	722	18,270	58	—
TOPIX Index Future	September 2023	33	5,233	165	—
Brent Crude Future	October 2023	67	5,045	55	—
Sugar #11 World Future	October 2023	73	1,863	—	(203)
Soybean Future	November 2023	13	873	5	—
Corn Future	December 2023	102	2,523	—	(271)
Soybean Meal Future	December 2023	42	1,669	75	—
				$2,044	$(1,505)
Short Contracts:
2 Year U.S. Treasury Note Future	September 2023	(14)	(2,847)	39	—
3 Year Australian Bond Future	September 2023	(18)	(1,267)	—	(1)
5 Year U.S. Treasury Note Future	September 2023	(27)	(2,891)	31	—
10 Year Canadian Bond Future	September 2023	(233)	(21,551)	95	—
10 Year Euro-Bund Future	September 2023	(114)	(16,637)	44	—
10 Year U.K. Gilt Future	September 2023	(89)	(10,772)	23	—
10 Year U.S. Treasury Note Future	September 2023	(202)	(22,678)	294	—
30 Year Euro-BUXL Bond Future	September 2023	(2)	(305)	—	(8)
British Pound Future	September 2023	(159)	(12,620)	—	(47)
Canadian Dollar Future	September 2023	(404)	(30,554)	—	(78)
Cocoa Future	September 2023	(49)	(1,643)	—	(92)
Crude Oil Future	September 2023	(48)	(3,397)	—	(133)
Euro-BOBL Future	September 2023	(20)	(2,525)	26	—
Euro-Schatz Future	September 2023	(25)	(2,860)	18	—
LME Nickel Future	September 2023	(2)	(286)	40	—
LME Pri Aluminium Future	September 2023	(54)	(3,180)	281	—
Natural Gas Future	September 2023	(26)	(721)	—	(17)
NY Harbor ULSD Future	September 2023	(5)	(513)	—	(14)
Short Euro-BTP Future	September 2023	(20)	(2,284)	20	—
3-Month EURIBOR Future	December 2023	(58)	(15,191)	—	(2)
3-Month SOFR Future	December 2023	(71)	(16,799)	22	—
3-Month SONIA Index Future	December 2023	(21)	(6,252)	8	—
Cotton No. 2 Future	December 2023	(42)	(1,688)	48	—
Soybean Oil Future	December 2023	(38)	(1,344)	—	(150)
Wheat Future	December 2023	(88)	(2,945)	—	(65)
				989	(607)
Total				$3,033	$(2,112)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	3,125	USD	3,496	UBS AG	09/20/23	$ 26	$ —
NOK	4,000	USD	377	UBS AG	09/20/23	—	(3)
See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Forward foreign currency exchange contracts as of June 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
NZD	8,300	USD	5,097	UBS AG	09/20/23	$ —	$ (5)
PLN	7,000	USD	1,678	UBS AG	09/20/23	37	—
SEK	134,000	USD	12,503	UBS AG	09/20/23	—	(31)
SGD	7,750	USD	5,806	UBS AG	09/20/23	—	(58)
USD	9,816	CHF	8,750	UBS AG	09/20/23	—	(44)
USD	4,663	NOK	50,000	UBS AG	09/20/23	—	(8)
USD	4,273	NZD	6,900	UBS AG	09/20/23	40	—
USD	1,498	SEK	16,000	UBS AG	09/20/23	9	—
USD	2,340	ZAR	44,000	UBS AG	09/20/23	21	—
ZAR	12,500	USD	678	UBS AG	09/20/23	—	(19)
Total						$133	$(168)

Over-the-counter equity basket total return swaps(1) outstanding as of June 30, 2023 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(38,533)	$—	$(38,533)	(14.74)%

Footnote Legend:
(1)	The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45% as calculated on the notional amount. See Note 3 of Consolidated Notes to Financial Statements.
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of June 30, 2023:
Common Stocks — Short	Shares	Value	% of Basket Value
Aerospace & Defense
Kratos Defense & Security Solutions, Inc.	(5,840)	$ (84)	0.22%
Raytheon Technologies Corp.	(718)	(70)	0.19%
		(154)
Air Freight & Logistics
FedEx Corp.	(746)	(185)	0.47%
Automobile Components
Dana, Inc.	(4,296)	(73)	0.19%
Automobiles
Ford Motor Co.	(23,380)	(354)	0.93%
General Motors Co.	(2,901)	(112)	0.29%
		(466)
Banks
Bank of America Corp.	(4,568)	(131)	0.34%
JPMorgan Chase & Co.	(1,696)	(247)	0.64%
NU Holdings Ltd.	(32,645)	(257)	0.68%
Texas Capital Bancshares, Inc.	(4,241)	(218)	0.56%
Wells Fargo & Co.	(4,443)	(190)	0.49%
		(1,043)
Beverages
Celsius Holdings, Inc.	(2,322)	(346)	0.90%
Biotechnology
Alector, Inc.	(16,369)	(98)	0.25%
Intellia Therapeutics, Inc.	(2,151)	(88)	0.24%
Moderna, Inc.	(843)	(103)	0.27%
Natera, Inc.	(5,623)	(274)	0.71%
Common Stocks — Short	Shares	Value	% of Basket Value
Biotechnology — continued
Ultragenyx Pharmaceutical, Inc.	(2,436)	$ (112)	0.29%
		(675)
Broadline Retail
Coupang, Inc.	(16,427)	(286)	0.74%
Dollar General Corp.	(1,777)	(302)	0.78%
Dollar Tree, Inc.	(2,064)	(296)	0.78%
Etsy, Inc.	(567)	(48)	0.12%
Macy’s, Inc.	(3,214)	(51)	0.14%
		(983)
Capital Markets
Blackstone, Inc.	(2,779)	(258)	0.68%
Robinhood Markets, Inc.	(23,412)	(234)	0.61%
TPG, Inc.	(7,118)	(208)	0.54%
Virtu Financial, Inc.	(5,906)	(101)	0.25%
XP, Inc.	(8,702)	(204)	0.53%
		(1,005)
Chemicals
Chemours Co. (The)	(11,551)	(426)	1.12%
Mosaic Co. (The)	(2,060)	(72)	0.19%
Perimeter Solutions S.A.	(33,959)	(209)	0.54%
Scotts Miracle-Gro Co. (The)	(1,765)	(111)	0.29%
		(818)
Commercial Services & Supplies
ACV Auctions, Inc.	(12,157)	(210)	0.54%
Cimpress plc	(2,009)	(120)	0.32%
See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Commercial Services & Supplies — continued
Montrose Environmental Group, Inc.	(4,970)	$ (209)	0.55%
		(539)
Communications Equipment
Cisco Systems, Inc.	(3,097)	(160)	0.42%
Extreme Networks, Inc.	(5,264)	(137)	0.36%
Motorola Solutions, Inc.	(224)	(66)	0.17%
		(363)
Construction & Engineering
Fluor Corp.	(7,057)	(209)	0.54%
Consumer Staples Distribution & Retail
Kroger Co. (The)	(5,892)	(277)	0.73%
Target Corp.	(2,142)	(282)	0.73%
		(559)
Containers & Packaging
Avery Dennison Corp.	(903)	(155)	0.41%
Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	(1,185)	(110)	0.29%
Coursera, Inc.	(6,770)	(88)	0.22%
H&R Block, Inc.	(2,983)	(95)	0.25%
Service Corp. International	(1,314)	(85)	0.22%
		(378)
Diversified REITs
Americold Realty Trust, Inc.	(5,009)	(162)	0.42%
Boston Properties, Inc.	(2,209)	(127)	0.32%
Cousins Properties, Inc.	(5,587)	(127)	0.34%
Essential Properties Realty Trust, Inc.	(2,513)	(59)	0.15%
Global Net Lease, Inc.	(87,236)	(897)	2.34%
Kilroy Realty Corp.	(3,052)	(92)	0.24%
Kite Realty Group Trust	(9,790)	(219)	0.58%
Macerich Co. (The)	(21,049)	(237)	0.61%
NETSTREIT Corp.	(11,114)	(199)	0.51%
Service Properties Trust	(18,520)	(161)	0.42%
Vornado Realty Trust	(6,770)	(123)	0.32%
WP Carey, Inc.	(1,824)	(123)	0.32%
		(2,526)
Diversified Telecommunication Services
AT&T, Inc.	(1,882)	(30)	0.07%
Globalstar, Inc.	(203,482)	(220)	0.57%
Verizon Communications, Inc.	(1,767)	(65)	0.17%
		(315)
Electric Utilities
NextEra Energy, Inc.	(2,923)	(217)	0.56%
NRG Energy, Inc.	(6,029)	(225)	0.59%
Southern Co. (The)	(784)	(55)	0.14%
		(497)
Electrical Equipment
Generac Holdings, Inc.	(1,113)	(166)	0.44%
Electronic Equipment, Instruments & Components
Coherent Corp.	(2,790)	(142)	0.37%
IPG Photonics Corp.	(2,385)	(324)	0.85%
		(466)
Energy Equipment & Services
Diamond Offshore Drilling, Inc.	(17,025)	(243)	0.62%
Expro Group Holdings N.V.	(9,982)	(177)	0.46%
Common Stocks — Short	Shares	Value	% of Basket Value
Energy Equipment & Services — continued
Helix Energy Solutions Group, Inc.	(25,493)	$ (188)	0.49%
Patterson-UTI Energy, Inc.	(108,785)	(1,302)	3.39%
		(1,910)
Entertainment
Live Nation Entertainment, Inc.	(3,261)	(297)	0.78%
Netflix, Inc.	(149)	(66)	0.17%
ROBLOX Corp.	(1,256)	(51)	0.13%
Roku, Inc.	(1,601)	(102)	0.27%
Spotify Technology S.A.	(1,341)	(215)	0.56%
Walt Disney Co. (The)	(547)	(49)	0.12%
Warner Bros Discovery, Inc.	(10,258)	(129)	0.34%
		(909)
Financial Services
AvidXchange Holdings, Inc.	(21,676)	(225)	0.59%
Block, Inc.	(4,221)	(281)	0.73%
Cannae Holdings, Inc.	(11,239)	(227)	0.59%
Provident Financial Services, Inc.	(63,362)	(1,035)	2.70%
		(1,768)
Food Products
Bunge Ltd.	(2,762)	(261)	0.68%
Pilgrim’s Pride Corp.	(9,871)	(212)	0.56%
		(473)
Gas Utilities
Atmos Energy Corp.	(1,814)	(211)	0.54%
UGI Corp.	(2,862)	(77)	0.21%
		(288)
Ground Transportation
Avis Budget Group, Inc.	(1,320)	(302)	0.78%
Lyft, Inc.	(26,786)	(257)	0.68%
Uber Technologies, Inc.	(3,171)	(137)	0.35%
		(696)
Health Care REITs
Ventas, Inc.	(4,032)	(191)	0.49%
Healthcare Equipment & Supplies
Mesa Laboratories, Inc.	(778)	(100)	0.25%
Neogen Corp.	(5,035)	(109)	0.29%
Nevro Corp.	(2,940)	(75)	0.19%
Tandem Diabetes Care, Inc.	(4,388)	(108)	0.29%
		(392)
Healthcare Providers & Services
Accolade, Inc.	(17,266)	(232)	0.61%
Apollo Medical Holdings, Inc.	(3,277)	(103)	0.27%
DaVita, Inc.	(724)	(73)	0.19%
Fulgent Genetics, Inc.	(3,372)	(125)	0.32%
Tenet Healthcare Corp.	(992)	(81)	0.20%
		(614)
Hotels, Restaurants & Leisure
Airbnb, Inc.	(1,996)	(256)	0.66%
Caesars Entertainment, Inc.	(1,212)	(62)	0.15%
Carnival Corp.	(13,880)	(261)	0.68%
DoorDash, Inc.	(1,738)	(133)	0.34%
DraftKings, Inc.	(2,421)	(64)	0.17%
Expedia Group, Inc.	(3,765)	(412)	1.07%
Las Vegas Sands Corp.	(2,684)	(156)	0.41%

See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure — continued
Life Time Group Holdings, Inc.	(8,495)	$ (167)	0.44%
MGM Resorts International	(2,303)	(101)	0.27%
RCI Hospitality Holdings, Inc.	(2,506)	(190)	0.49%
Royal Caribbean Cruises Ltd.	(3,135)	(325)	0.54%
Starbucks Corp.	(958)	(95)	0.25%
		(2,222)
Household Durables
Helen of Troy Ltd.	(1,093)	(118)	0.30%
Newell Brands, Inc.	(325)	(3)	0.02%
		(121)
Household Products
Spectrum Brands Holdings, Inc.	(2,953)	(230)	0.59%
Independent Power and Renewable Electricity Producers
AES Corp. (The)	(3,353)	(69)	0.19%
Insurance
Chubb Ltd.	(78)	(15)	0.03%
Cincinnati Financial Corp.	(1,919)	(187)	0.49%
Enstar Group Ltd.	(624)	(152)	0.39%
Goosehead Insurance, Inc.	(1,330)	(84)	0.22%
Mercury General Corp.	(7,018)	(212)	0.56%
Oscar Health, Inc.	(26,110)	(211)	0.54%
RenaissanceRe Holdings Ltd.	(950)	(177)	0.46%
		(1,038)
Interactive Media & Services
IAC, Inc.	(1,166)	(73)	0.18%
Match Group, Inc.	(2,649)	(111)	0.29%
Snap, Inc.	(30,390)	(360)	0.95%
		(544)
IT Services
Accenture plc	(622)	(192)	0.49%
Cloudflare, Inc.	(1,052)	(69)	0.19%
Fidelity National Information Services, Inc.	(2,261)	(124)	0.32%
International Business Machines Corp.	(86)	(11)	0.03%
Twilio, Inc.	(6,154)	(391)	1.02%
Wix.com Ltd.	(1,202)	(94)	0.24%
		(881)
Leisure Products
Hasbro, Inc.	(1,800)	(117)	0.31%
Life Sciences Tools & Services
10X Genomics, Inc.	(1,539)	(86)	0.22%
Illumina, Inc.	(399)	(75)	0.20%
Maravai LifeSciences Holdings, Inc.	(9,120)	(113)	0.29%
NeoGenomics, Inc.	(12,484)	(201)	0.53%
		(475)
Media
Cable One, Inc.	(122)	(80)	0.20%
Charter Communications, Inc.	(183)	(67)	0.17%
Comcast Corp.	(6,223)	(259)	0.68%
Magnite, Inc.	(17,861)	(244)	0.63%
WideOpenWest, Inc.	(9,726)	(82)	0.22%
		(732)
Metals & Mining
Agnico Eagle Mines Ltd.	(1,090)	(54)	0.14%
Alcoa Corp.	(1,495)	(51)	0.14%
Common Stocks — Short	Shares	Value	% of Basket Value
Metals & Mining — continued
Barrick Gold Corp.	(16,003)	$ (271)	0.71%
Cleveland-Cliffs, Inc.	(3,573)	(60)	0.15%
Constellium SE	(12,892)	(222)	0.58%
Hecla Mining Co.	(39,542)	(204)	0.52%
Kinross Gold Corp.	(14,896)	(71)	0.19%
Newmont Corp.	(6,457)	(275)	0.71%
Pan American Silver Corp.	(22,856)	(333)	0.86%
United States Steel Corp.	(2,263)	(57)	0.15%
		(1,598)
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	(28,661)	(291)	0.76%
Annaly Capital Management, Inc.	(9,755)	(195)	0.51%
		(486)
Multi-Utilities
Dominion Energy, Inc.	(2,374)	(123)	0.32%
Sempra Energy	(903)	(131)	0.34%
		(254)
Office REITs
Douglas Emmett, Inc.	(9,600)	(121)	0.31%
Hudson Pacific Properties, Inc.	(27,469)	(116)	0.30%
		(237)
Oil, Gas & Consumable Fuels
Antero Resources Corp.	(8,671)	(200)	0.52%
Cheniere Energy, Inc.	(1,905)	(290)	0.75%
Chevron Corp.	(5,092)	(801)	2.08%
Civitas Resources, Inc.	(758)	(52)	0.14%
Clean Energy Fuels Corp.	(47,797)	(237)	0.61%
EQT Corp.	(1,899)	(78)	0.20%
Green Plains, Inc.	(5,615)	(181)	0.47%
HF Sinclair Corp.	(13,955)	(622)	1.63%
Matador Resources Co.	(1,331)	(70)	0.19%
Murphy Oil Corp.	(1,882)	(72)	0.19%
ONEOK, Inc.	(10,308)	(636)	1.66%
Ovintiv, Inc.	(2,143)	(82)	0.20%
PBF Energy, Inc.	(5,715)	(234)	0.61%
Phillips 66	(2,377)	(227)	0.59%
Range Resources Corp.	(1,692)	(50)	0.14%
Southwestern Energy Co.	(12,812)	(77)	0.20%
		(3,909)
Passenger Airlines
Allegiant Travel Co.	(972)	(123)	0.32%
American Airlines Group, Inc.	(18,111)	(325)	0.85%
Delta Air Lines, Inc.	(4,718)	(224)	0.57%
Southwest Airlines Co.	(5,156)	(187)	0.49%
United Airlines Holdings, Inc.	(5,581)	(306)	0.80%
		(1,165)
Pharmaceuticals
Arvinas, Inc.	(4,431)	(110)	0.29%
Elanco Animal Health, Inc.	(12,391)	(125)	0.32%
Pacira BioSciences, Inc.	(3,004)	(120)	0.31%
Viatris, Inc.	(29,194)	(291)	0.76%
		(646)
Professional Services
Clarivate plc	(13,223)	(126)	0.32%
Fiverr International Ltd.	(3,289)	(85)	0.22%

See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Common Stocks — Short	Shares	Value	% of Basket Value
Professional Services — continued
Paycom Software, Inc.	(718)	$ (231)	0.61%
Upwork, Inc.	(11,528)	(108)	0.29%
		(550)
Real Estate Management & Development
Zillow Group, Inc.	(1,778)	(87)	0.22%
Residential REITs
Elme Communities	(5,781)	(95)	0.25%
Retail REITs
Acadia Realty Trust	(15,698)	(226)	0.59%
Semiconductors & Semiconductor Equipment
First Solar, Inc.	(1,154)	(219)	0.58%
Wolfspeed, Inc.	(6,610)	(368)	0.95%
		(587)
Software
BILL Holdings, Inc.	(2,203)	(257)	0.66%
Ceridian HCM Holding, Inc.	(3,170)	(212)	0.56%
Datadog, Inc.	(1,116)	(110)	0.29%
DocuSign, Inc.	(1,841)	(94)	0.24%
Five9, Inc.	(1,468)	(121)	0.32%
Palantir Technologies, Inc.	(6,502)	(100)	0.25%
Rapid7, Inc.	(2,387)	(108)	0.29%
RingCentral, Inc.	(3,013)	(99)	0.26%
UiPath, Inc.	(5,993)	(99)	0.25%
Zoom Video Communications, Inc.	(1,496)	(102)	0.27%
Zscaler, Inc.	(570)	(83)	0.22%
		(1,385)
Common Stocks — Short	Shares	Value	% of Basket Value
Specialized REITs
Digital Realty Trust, Inc.	(1,971)	$ (225)	0.59%
Safehold, Inc.	(3,588)	(85)	0.22%
		(310)
Specialty Retail
Best Buy Co., Inc.	(3,418)	(280)	0.73%
CarMax, Inc.	(643)	(54)	0.14%
Sleep Number Corp.	(3,702)	(101)	0.25%
Williams-Sonoma, Inc.	(2,165)	(271)	0.71%
		(706)
Technology Hardware, Storage & Peripherals
Western Digital Corp.	(2,729)	(104)	0.27%
Textiles, Apparel & Luxury Goods
Crocs, Inc.	(483)	(54)	0.14%
Hanesbrands, Inc.	(23,735)	(108)	0.29%
Lululemon Athletica, Inc.	(105)	(40)	0.10%
VF Corp.	(9,669)	(184)	0.47%
		(386)
Water Utilities
American Water Works Co., Inc.	(1,476)	(211)	0.56%
Total Common Stocks — Short		$(38,533)

See Consolidated Notes to Financial Statements

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$123,380	$ —	$123,380
Equity Securities:
Common Stocks	46,331	46,331	—
Master Limited Partnerships and Related Companies	1,566	1,566	—
Certificates of Deposits	52,997	—	52,997
Other Financial Instruments:
Futures Contracts	3,033	3,033	—
Forward Foreign Currency Exchange Contracts	133	—	133
Total Assets	227,440	50,930	176,510
Liabilities:
Other Financial Instruments:
Futures Contracts	(2,112)	(2,112)	—
Forward Foreign Currency Exchange Contracts	(168)	—	(168)
Over-the-Counter Equity Basket Total Return Swaps	— (1)	—	— (1)
Total Liabilities	(2,280)	(2,112)	(168)
Total Investments	$225,160	$ 48,818	$176,342

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Consolidated Notes to Financial Statements

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Short-Term Investments—85.4%
Certificates of Deposits—60.2%
Bank of America N.A. 5.710%, 4/12/24	$ 40,000	$ 40,023
Bank of America N.A. 5.200%, 10/10/23	60,000	59,945
Bank of Montreal 5.000%, 10/6/23	43,000	42,925
Bank of Montreal (SOFR + 0.650%) 5.710%, 6/14/24(1)	17,000	17,001
Bank of Montreal (SOFR + 0.370%) 5.430%, 1/3/24(1)	50,000	49,991
Bank of Nova Scotia (SOFR + 0.680%) 5.740%, 8/16/23(1)	46,000	46,028
Bank of Nova Scotia (SOFR + 0.700%) 5.760%, 8/17/23(1)	50,000	50,032
Bank of Nova Scotia (SOFR + 0.420%) 5.480%, 1/26/24(1)	30,000	29,994
Canadian Imperial Bank of Commerce (NY) 5.200%, 9/21/23	40,000	39,981
Canadian Imperial Bank of Commerce (NY) 5.600%, 3/6/24	45,000	44,881
Canadian Imperial Bank of Commerce (NY) 5.810%, 3/26/24	30,000	29,971
Cooperatieve Rabobank U.A. (SOFR + 0.710%) 5.770%, 11/24/23(1)	60,000	60,091
Cooperatieve Rabobank U.A. 5.300%, 12/14/23	50,000	49,887
DNB Bank Norway (NY) 5.000%, 7/5/23	115,000	115,000
AG Mortgage Investment Trust (NY) 5.540%, 9/21/23	50,000	50,006
Mizuho Bank Ltd. (NY) 5.350%, 2/7/24	25,000	24,907
Mizuho Bank Ltd. (NY) (SOFR + 0.450%) 5.510%, 10/25/23(1)	75,000	75,027
Nordea Bank ABP (NY) (SOFR + 0.270%) 5.330%, 2/16/24(1)	42,000	41,963
Nordea Bank ABP (NY) (SOFR + 0.520%) 5.580%, 3/8/24(1)	25,000	25,013
Nordea Bank ABP (NY) (SOFR + 0.770%) 5.830%, 10/23/23(1)	50,000	50,070
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.350%) 5.410%, 11/1/23(1)	60,000	60,003
Oversea-Chinese Banking Corp., Ltd. 5.550%, 10/10/23	40,000	40,002
Royal Bank of Canada (SOFR + 0.780%) 5.840%, 10/23/23(1)	24,500	24,537
Skandinaviska Enskilda Banken (NY) (SOFR + 0.370%) 5.430%, 10/20/23(1)	37,000	37,014
SEB (NY) 5.450%, 10/25/23	63,000	62,990
Sumitomo Mitsui Banking Corp. 5.550%, 9/26/23	40,500	40,503
Sumitomo Mitsui Banking Corp. (SOFR + 0.430%) 5.490%, 11/17/23(1)	35,000	35,003
Sumitomo Mitsui Banking Corp. 5.090%, 8/23/23	75,000	74,979
Svenska Handelsbanken (SOFR + 0.790%) 5.850%, 10/25/23(1)	52,000	52,094
Toronto-Dominion Bank (NY) 4.020%, 8/22/23	31,000	30,940
	Par Value	Value
Certificates of Deposits—continued
Toronto-Dominion Bank (NY) 5.320%, 9/27/23	$ 50,000	$ 49,966
Toronto-Dominion Bank (NY) 5.690%, 7/2/24	25,000	25,000
Westpac Banking Corp. (NY) (SOFR + 0.230%) 5.290%, 2/22/24(1)	36,000	35,957
Total Certificates of Deposits (Identified Cost $1,512,020)		1,511,724

U.S. Government Securities—25.2%
U.S. Treasury Bills
0.000%, 7/5/23(2)	65,000	64,982
0.000%, 7/6/23(2)(3)	70,000	69,971
0.000%, 7/18/23(2)	30,000	29,937
0.000%, 7/20/23(2)	10,000	9,976
0.000%, 8/1/23(2)	12,000	11,951
0.000%, 8/3/23(2)	25,000	24,890
0.000%, 8/8/23(2)	25,000	24,872
0.000%, 8/10/23(2)	30,000	29,837
0.000%, 8/15/23(2)	25,000	24,846
0.000%, 8/17/23(2)	30,000	29,806
0.000%, 8/22/23(2)	12,000	11,914
0.000%, 8/24/23(2)	30,000	29,775
0.000%, 8/31/23(2)	30,000	29,746
0.000%, 9/7/23(2)	20,000	19,812
0.000%, 9/14/23(2)	20,000	19,791
0.000%, 9/21/23(2)	20,000	19,771
0.000%, 9/28/23(2)	72,500	71,596
0.000%, 10/10/23(2)	10,000	9,858
0.000%, 10/12/23(2)	55,000	54,200
0.000%, 10/19/23(2)	40,000	39,376
0.000%, 11/9/23(2)	7,500	7,361
Total U.S. Government Securities (Identified Cost $634,322)		634,268

Total Short-Term Investments (Identified Cost $2,146,342)		2,145,992

TOTAL INVESTMENTS—85.4% (Identified Cost $2,146,342)		$2,145,992
Other assets and liabilities, net—14.6%		368,181
NET ASSETS—100.0%		$2,514,173

Abbreviation:
SOFR	Secured Overnight Financing Rate

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Consolidated Notes to Financial Statements

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts. The value of securities segregated as collateral is $34,986.

Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Country Weightings†
United States	68%
Canada	10
Finland	5
Japan	5
Sweden	4
Netherlands	3
Singapore	3
Other	2
Total	100%
† % of total investments as of June 30, 2023.
Exchange-traded futures contracts as of June 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	July 2023	727	$ 58,788	$ 1,389	$ —
FTSE Taiwan Index Future	July 2023	1,009	58,300	—	(474)
IBEX 35 Index Future	July 2023	362	37,724	1,016	—
Indian Rupee Future	July 2023	531	12,926	—	(16)
OMXS30 Index Future	July 2023	2,143	46,023	5	—
Brazil Real Future	August 2023	706	14,649	—	(38)
Gold Future	August 2023	84	16,207	—	(455)
Live Cattle Future	August 2023	1,223	86,674	7,118	—
SGX Iron Ore Future	August 2023	458	4,995	—	(29)
British Pound Future	September 2023	2,207	175,167	1,039	—
Canadian Dollar Future	September 2023	2,251	170,243	—	(429)
Cocoa Future	September 2023	669	22,432	1,918	—
DAX Index Future	September 2023	146	64,809	615	—
DJIA Mini E-CBOT Future	September 2023	371	64,263	710	—
Euro Currency Future	September 2023	746	102,137	—	(144)
EURO STOXX 50® Index Future	September 2023	2,064	99,706	2,365	—
Euro-BTP Future	September 2023	244	30,915	—	(15)
FTSE 100 Index Future	September 2023	433	41,471	—	(397)
FTSE/JSE Top 40 Future	September 2023	277	10,453	—	(231)
FTSE/MIB Index Future	September 2023	324	50,138	1,844	—
Gasoline RBOB Future	September 2023	40	4,137	194	—
LME Copper Future	September 2023	(28)	(5,608)	—	(214)
LME Nickel Future	September 2023	(58)	(7,950)	813	—
MSCI EAFE® Index Future	September 2023	760	81,909	665	—
MSCI Emerging Markets Index Future	September 2023	403	20,108	—	(677)
Nasdaq 100® E-Mini Future	September 2023	561	172,081	3,931	—
OSE Nikkei 225 Future	September 2023	433	99,536	3,354	—
Russell 2000 E-Mini Future	September 2023	256	24,367	101	—
See Consolidated Notes to Financial Statements

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
S&P 500® E-Mini Future	September 2023	861	$ 193,219	$ 4,514	$ —
S&P Future	September 2023	102	18,765	300	—
S&P Mid 400® E-Mini Future	September 2023	144	38,075	974	—
Silver Future	September 2023	95	10,934	—	(644)
SPI 200 Future	September 2023	502	59,867	570	—
STOXX Europe 600 Future	September 2023	1,481	37,477	118	—
TOPIX Index Future	September 2023	758	120,191	3,799	—
Sugar Future	October 2023	1,121	28,613	—	(3,003)
Soybean Future	November 2023	331	22,231	15	—
ECX Emission Future	December 2023	30	2,916	—	(18)
Soybean Meal Future	December 2023	263	10,449	—	(434)
				$37,367	$ (7,218)
Short Contracts:
FTSE China A50 Future	July 2023	(2,885)	(35,610)	—	(211)
Hang Seng Index Future	July 2023	(56)	(6,720)	30	—
HSCEI Future	July 2023	(150)	(6,081)	—	(22)
MSCI Singapore IX ETS Future	July 2023	(64)	(1,367)	—	—
Lean Hogs Future	August 2023	(430)	(15,927)	—	(2,058)
Low Sulphur Gas Oil Future	August 2023	(404)	(28,381)	—	(565)
10 Year Australian Bond Future	September 2023	(1,776)	(137,441)	750	—
10 Year Canadian Bond Future	September 2023	(970)	(89,718)	—	(281)
10 Year Euro-Bund Future	September 2023	(540)	(78,806)	406	—
10 Year U.K. Gilt Future	September 2023	(1,249)	(151,168)	579	—
10 Year U.S. Treasury Note Future	September 2023	(1,289)	(144,710)	2,360	—
10 Year U.S. Ultra Future	September 2023	(786)	(93,092)	824	—
2 Year U.S. Treasury Note Future	September 2023	(4,784)	(972,797)	10,674	—
3 Year Australian Bond Future	September 2023	(7,070)	(497,485)	2,561	—
30 Year Euro-BUXL Bond Future	September 2023	(216)	(32,904)	—	(849)
30 Year U.S. Treasury Bond Future	September 2023	(518)	(65,737)	13	—
5 Year U.S. Treasury Note Future	September 2023	(2,300)	(246,316)	4,188	—
Australian Currency Future	September 2023	(730)	(48,749)	276	—
Coffee ’C’ Future	September 2023	(263)	(15,681)	661	—
Copper Future	September 2023	(148)	(13,910)	24	—
Crude Oil Future	September 2023	(668)	(47,281)	—	(1,854)
Euro-BOBL Future	September 2023	(1,442)	(182,071)	1,903	—
Euro-OAT Future	September 2023	(647)	(90,651)	151	—
Euro-Schatz Future	September 2023	(5,944)	(680,067)	4,132	—
Japanese Yen Future	September 2023	(3,941)	(345,453)	10,608	—
LME Aluminium Future	September 2023	(647)	(38,090)	3,355	—
LME Zinc Future	September 2023	(304)	(19,894)	1,736	—
Natural Gas Future	September 2023	(792)	(21,970)	—	(527)
NY Harbor ULSD Future	September 2023	(292)	(29,949)	—	(841)
Palladium Future	September 2023	(65)	(7,943)	1,590	—
Short Euro-BTP Future	September 2023	(1,412)	(161,242)	910	—
U.S. Ultra Bond Future	September 2023	(304)	(41,411)	—	(424)
Brent Crude Future	October 2023	(518)	(39,005)	—	(410)
Platinum Future	October 2023	(49)	(2,237)	—	(2)
3-Month Bank Acceptance Future	December 2023	(1,370)	(244,229)	—	(25)
3-Month EURIBOR Future	December 2023	(5,066)	(1,326,863)	—	(144)
3-Month SOFR Future	December 2023	(4,230)	(1,000,818)	1,289	—
3-Month SONIA Index Future	December 2023	(3,522)	(1,048,513)	1,336	—
90-Day Bank Bill Future	December 2023	(1,939)	(1,276,805)	304	—
Cotton No.2 Future	December 2023	(272)	(10,930)	317	—
KC HRW Wheat Future	December 2023	(82)	(3,281)	—	(21)
Soybean Oil Future	December 2023	(260)	(9,199)	—	(1,987)
See Consolidated Notes to Financial Statements

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Wheat Future	December 2023	(455)	$ (15,225)	$ —	$ (338)
				50,977	(10,559)
Total				$88,344	$(17,777)

Forward foreign currency exchange contracts as of June 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	68,250	USD	76,085	UBS AG	09/20/23	$ 825	$ —
MXN	2,738,000	USD	155,619	UBS AG	09/20/23	1,882	—
NOK	714,000	USD	67,322	UBS AG	09/20/23	—	(613)
NZD	121,300	USD	75,187	UBS AG	09/20/23	—	(771)
PLN	615,500	USD	147,746	UBS AG	09/20/23	3,030	—
SEK	852,000	USD	80,078	UBS AG	09/20/23	—	(772)
SGD	131,500	USD	98,516	UBS AG	09/20/23	—	(980)
USD	11,245	CHF	10,000	UBS AG	09/20/23	—	(24)
USD	146,956	CNH	1,044,000	UBS AG	09/20/23	2,356	—
USD	148,289	NOK	1,590,000	UBS AG	09/20/23	—	(263)
USD	110,994	NZD	180,900	UBS AG	09/20/23	14	—
USD	182,633	SEK	1,960,000	UBS AG	09/20/23	194	—
USD	45,774	SGD	61,875	UBS AG	09/20/23	—	(120)
USD	3,189	TRY	84,900	UBS AG	09/20/23	45	—
USD	146,227	ZAR	2,750,000	UBS AG	09/20/23	1,317	—
ZAR	1,234,000	USD	66,923	UBS AG	09/20/23	—	(1,898)
Total						$9,663	$ (5,441)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$ 634,268	$ —	$ 634,268
Equity Securities:
Certificates of Deposits	1,511,724	—	1,511,724
Other Financial Instruments:
Futures Contracts	88,344	88,344	—
Forward Foreign Currency Exchange Contracts	9,663	—	9,663
Total Assets	2,243,999	88,344	2,155,655
Liabilities:
Other Financial Instruments:
Futures Contracts	(17,777)	(17,777)	—
Forward Foreign Currency Exchange Contracts	(5,441)	—	(5,441)
Total Liabilities	(23,218)	(17,777)	(5,441)
Total Investments	$2,220,781	$ 70,567	$2,150,214
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Assets
Investment in securities at value(1)	$ 224,274	$ 2,145,992
Cash	10,416	114,540
Cash pledged as collateral for derivatives	13,075	25,665
Cash pledged as collateral for futures contracts	14,614	223,677
Variation margin receivable on futures contracts	581	15,840
Unrealized appreciation on forward foreign currency exchange contracts	133	9,663
Receivables
Investment securities sold	8	—
Fund shares sold	187	10,138
Dividends and interest	581	14,545
Prepaid Trustees’ retainer	5	52
Prepaid expenses	9	—
Other assets	28	267
Total assets	263,911	2,560,379
Liabilities
Due to broker	1,693	27,131
Unrealized depreciation on forward foreign currency exchange contracts	168	5,441
Payables
Fund shares repurchased	173	10,021
Investment securities purchased	18	—
Investment advisory fees	194	2,368
Distribution and service fees	5	44
Administration and accounting fees	23	222
Transfer agent and sub-transfer agent fees and expenses	29	499
Professional fees	60	78
Trustee deferred compensation plan	28	267
Other accrued expenses	53	135
Total liabilities	2,444	46,206
Net Assets	$ 261,467	$ 2,514,173
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 295,614	$ 2,908,090
Accumulated earnings (loss)	(34,147)	(393,917)
Net Assets	$ 261,467	$ 2,514,173
Net Assets:
Class A	$ 13,172	$ 97,319
Class C	$ 2,373	$ 28,734
Class I	$ 221,299	$ 2,122,851
Class R6	$ 24,623	$ 265,269
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,309,083	10,057,522
Class C	255,853	3,231,759
Class I	21,529,369	216,026,673
Class R6	2,398,590	26,900,316
Net Asset Value and Redemption Price Per Share:(a)
Class A	$ 10.06	$ 9.68
Class C	$ 9.27	$ 8.89
Class I	$ 10.28	$ 9.83
Class R6	$ 10.27	$ 9.86
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.65	$ 10.24
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$ 222,556	$ 2,146,342

(a)	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2023
($ reported in thousands)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Investment Income
Dividends	$ 586	$ 396
Interest	4,815	59,479
Foreign taxes withheld	(22)	—
Total investment income	5,379	59,875
Expenses
Investment advisory fees	1,331	16,715
Distribution and service fees, Class A	17	143
Distribution and service fees, Class C	13	151
Administration and accounting fees	75	814
Transfer agent fees and expenses	23	324
Sub-transfer agent fees and expenses, Class A	6	68
Sub-transfer agent fees and expenses, Class C	1	16
Sub-transfer agent fees and expenses, Class I	69	1,232
Custodian fees	47	121
Printing fees and expenses	24	130
Professional fees	46	96
Registration fees	43	133
Trustees’ fees and expenses	31	62
Miscellaneous expenses	40	114
Total expenses	1,766	20,119
Less net expenses reimbursed and/or waived by investment adviser(1)	(242)	(505)
Net expenses	1,524	19,614
Net investment income (loss)	3,855	40,261
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	131	(350)
Foreign currency transactions	64	(2,244)
Forward foreign currency exchange contracts	134	16,784
Futures	3,411	(221,681)
Swaps	(2,918)	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,018	1,454
Foreign currency transactions	(41)	1,048
Forward foreign currency exchange contracts	(40)	2,846
Futures	1,539	10,426
Net realized and unrealized gain (loss) on investments	4,298	(191,717)
Net increase (decrease) in net assets resulting from operations	$ 8,153	$(151,456)

(1)	See Note 4D in the Consolidated Notes to Financial Statements.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,855	$ 446	$ 40,261	$ 11,375
Net realized gain (loss)	822	7,711	(207,491)	501,796
Net change in unrealized appreciation (depreciation)	3,476	(12,189)	15,774	55,108
Increase (decrease) in net assets resulting from operations	8,153	(4,032)	(151,456)	568,279
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(25)	(1,228)	—	(38,294)
Class C	(5)	(252)	—	(8,818)
Class I	(420)	(15,521)	—	(627,344)
Class R6	(51)	(2,989)	—	(96,149)
Total dividends and distributions to shareholders	(501)	(19,990)	—	(770,605)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(843)	(1,836)	(37,781)	114,943
Class C	(564)	64	(2,300)	18,740
Class I	48,521	(136,679)	(87,543)	1,247,521
Class R6	(7,195)	33,888	(48,792)	160,378
Increase (decrease) in net assets from capital transactions	39,919	(104,563)	(176,416)	1,541,582
Net increase (decrease) in net assets	47,571	(128,585)	(327,872)	1,339,256
Net Assets
Beginning of period	213,896	342,481	2,842,045	1,502,789
End of Period	$ 261,467	$ 213,896	$ 2,514,173	$ 2,842,045
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

AlphaSimplex Global Alternatives Fund
Class A
1/1/23 to 6/30/23(6)	$ 9.77	0.15	0.16	0.31	(0.02)	—	(0.02)	0.29	$10.06	3.16%	$ 13,172	1.49%	1.71%	2.97%	61%
1/1/22 to 12/31/22	10.78	— (7)	(0.08)	(0.08)	(0.93)	—	(0.93)	(1.01)	9.77	(0.80) (8)	13,627	1.49 (9)	1.63	—	124
1/1/21 to 12/31/21	10.67	(0.10)	0.21	0.11	—	—	—	0.11	10.78	1.03 (8)	16,882	1.51 (9)(10)(11)	1.62 (10)(11)	(0.91)	115
1/1/20 to 12/31/20	11.18	(0.03)	(0.24)	(0.27)	(0.24)	—	(0.24)	(0.51)	10.67	(2.38) (8)	15,584	1.52 (9)(12)	1.58	(0.33)	232 (13)
1/1/19 to 12/31/19	10.24	0.11	0.93	1.04	(0.10)	—	(0.10)	0.94	11.18	10.26 (8)	25,341	1.54 (9)	1.57	0.97	125
1/1/18 to 12/31/18	11.04	0.06	(0.75)	(0.69)	(0.11)	—	(0.11)	(0.80)	10.24	(6.35) (8)	33,649	1.54 (9)	1.55	0.58	59
Class C
1/1/23 to 6/30/23(6)	$ 9.04	0.10	0.15	0.25	(0.02)	—	(0.02)	0.23	$ 9.27	2.75%	$ 2,373	2.24%	2.45%	2.22%	61%
1/1/22 to 12/31/22	10.06	(0.07)	(0.09)	(0.16)	(0.86)	—	(0.86)	(1.02)	9.04	(1.51) (8)	2,869	2.24 (9)	2.38	(0.72)	124
1/1/21 to 12/31/21	10.02	(0.16)	0.20	0.04	—	—	—	0.04	10.06	0.30 (8)	3,109	2.26 (9)(10)(11)	2.37 (10)(11)	(1.61)	115
1/1/20 to 12/31/20	10.48	(0.11)	(0.22)	(0.33)	(0.13)	—	(0.13)	(0.46)	10.02	(3.17) (8)	5,059	2.27 (9)(12)	2.33	(1.08)	232 (13)
1/1/19 to 12/31/19	9.59	0.02	0.88	0.90	(0.01)	—	(0.01)	0.89	10.48	9.48 (8)	11,171	2.29 (9)	2.32	0.23	125
1/1/18 to 12/31/18	10.33	(0.02)	(0.70)	(0.72)	(0.02)	—	(0.02)	(0.74)	9.59	(7.09) (8)	15,537	2.29 (9)	2.30	(0.17)	59
Class I*
1/1/23 to 6/30/23(6)	$ 9.97	0.16	0.17	0.33	(0.02)	—	(0.02)	0.31	$10.28	3.30%	$ 221,299	1.24%	1.44%	3.20%	61%
1/1/22 to 12/31/22	10.98	0.01	(0.07)	(0.06)	(0.95)	—	(0.95)	(1.01)	9.97	(0.53) (8)	166,448	1.24 (9)	1.38	0.12	124
1/1/21 to 12/31/21	10.84	(0.07)	0.21	0.14	—	—	—	0.14	10.98	1.29 (8)	322,349	1.26 (9)(10)(11)	1.37 (10)(11)	(0.60)	115
1/1/20 to 12/31/20	11.36	(0.01)	(0.23)	(0.24)	(0.28)	—	(0.28)	(0.52)	10.84	(2.12) (8)	502,517	1.27 (9)(12)	1.33	(0.11)	232 (13)
1/1/19 to 12/31/19	10.40	0.14	0.95	1.09	(0.13)	—	(0.13)	0.96	11.36	10.49 (8)	784,884	1.29 (9)	1.32	1.23	125
1/1/18 to 12/31/18	11.22	0.09	(0.77)	(0.68)	(0.14)	—	(0.14)	(0.82)	10.40	(6.04) (8)	1,132,058	1.29 (9)	1.30	0.85	59
Class R6**
1/1/23 to 6/30/23(6)	$ 9.96	0.16	0.17	0.33	(0.02)	—	(0.02)	0.31	$10.27	3.40%	$ 24,623	1.19%	1.36%	3.27%	61%
1/1/22 to 12/31/22	10.97	0.09	(0.14)	(0.05)	(0.96)	—	(0.96)	(1.01)	9.96	(0.56) (8)	30,952	1.19 (9)	1.31	0.86	124
1/1/21 to 12/31/21	10.82	(0.08)	0.23	0.15	—	—	—	0.15	10.97	1.39 (8)	142	1.21 (9)(10)(11)	1.98 (10)(11)	(0.70)	115
1/1/20 to 12/31/20	11.35	— (7)	(0.24)	(0.24)	(0.29)	—	(0.29)	(0.53)	10.82	(2.06) (8)	131	1.22 (9)(12)	1.68	0.02	232 (13)
1/1/19 to 12/31/19	10.40	0.15	0.94	1.09	(0.14)	—	(0.14)	0.95	11.35	10.48 (8)	526	1.24 (9)	1.26	1.38	125
1/1/18 to 12/31/18	11.22	0.10	(0.77)	(0.67)	(0.15)	—	(0.15)	(0.82)	10.40	(6.08) (8)	14,377	1.24 (9)	1.25	0.94	59

AlphaSimplex Managed Futures Strategy Fund
Class A
1/1/23 to 6/30/23(6)	$10.13	0.13	(0.58)	(0.45)	—	—	—	(0.45)	$ 9.68	(4.44) %	$ 97,319	1.70%	1.74%	2.74%	— % (14)
1/1/22 to 12/31/22	9.94	0.05	3.45	3.50	(1.01)	(2.30)	(3.31)	0.19	10.13	35.37	142,236	1.70 (15)	1.70 (15)	0.37	— (14)
1/1/21 to 12/31/21	10.17	(0.18)	0.52	0.34	(0.57)	—	(0.57)	(0.23)	9.94	3.30 (8)	51,356	1.72 (9)(16)	1.76 (16)	(1.63)	— (14)
1/1/20 to 12/31/20	9.26	(0.10)	1.33	1.23	(0.32)	—	(0.32)	0.91	10.17	13.27 (8)	170,442	1.70 (9)	1.80	0.99	— (14)
1/1/19 to 12/31/19	8.97	0.04	0.69	0.73	(0.44)	—	(0.44)	0.29	9.26	8.09 (8)	222,059	1.70 (9)	1.79	0.47	— (14)
1/1/18 to 12/31/18	10.38	0.02	(1.31)	(1.29)	—	(0.12)	(0.12)	(1.41)	8.97	(12.55)	133,996	1.70	1.70	0.21	— (14)
The footnote legend is at the end of the financial highlights.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
AlphaSimplex Managed Futures Strategy Fund (Continued)
Class C
1/1/23 to 6/30/23(6)	$ 9.34	0.09	(0.54)	(0.45)	—	—	—	(0.45)	$ 8.89	(4.82) %	$ 28,734	2.45%	2.49%	2.01%	— % (14)
1/1/22 to 12/31/22	9.38	(0.07)	3.27	3.20	(0.94)	(2.30)	(3.24)	(0.04)	9.34	34.27	32,718	2.45 (15)	2.45 (15)	(0.56)	— (14)
1/1/21 to 12/31/21	9.63	(0.24)	0.49	0.25	(0.50)	—	(0.50)	(0.25)	9.38	2.54 (8)	17,400	2.47 (9)(16)	2.51 (16)	(2.38)	— (14)
1/1/20 to 12/31/20	8.78	(0.16)	1.26	1.10	(0.25)	—	(0.25)	0.85	9.63	12.48 (8)	19,793	2.45 (9)	2.54	(1.78)	— (14)
1/1/19 to 12/31/19	8.51	(0.02)	0.64	0.62	(0.35)	—	(0.35)	0.27	8.78	7.30 (8)	21,621	2.45 (9)	2.53	(0.24)	— (14)
1/1/18 to 12/31/18	9.93	(0.05)	(1.25)	(1.30)	—	(0.12)	(0.12)	(1.42)	8.51	(13.22)	29,421	2.45	2.45	(0.52)	— (14)
Class I*
1/1/23 to 6/30/23(6)	$10.28	0.15	(0.60)	(0.45)	—	—	—	(0.45)	$ 9.83	(4.28) %	$2,122,851	1.45%	1.49%	3.01%	— % (14)
1/1/22 to 12/31/22	10.04	0.06	3.52	3.58	(1.04)	(2.30)	(3.34)	0.24	10.28	35.65	2,338,673	1.45 (15)	1.45 (15)	0.44	— (14)
1/1/21 to 12/31/21	10.28	(0.15)	0.52	0.37	(0.61)	—	(0.61)	(0.24)	10.04	3.53 (8)	1,245,471	1.47 (9)(16)	1.51 (16)	(1.38)	— (14)
1/1/20 to 12/31/20	9.36	(0.08)	1.35	1.27	(0.35)	—	(0.35)	0.92	10.28	13.56 (8)	1,162,122	1.45 (9)	1.54	(0.80)	— (14)
1/1/19 to 12/31/19	9.06	0.07	0.69	0.76	(0.46)	—	(0.46)	0.30	9.36	8.35 (8)	1,212,973	1.45 (9)	1.53	0.77	— (14)
1/1/18 to 12/31/18	10.46	0.05	(1.33)	(1.28)	—	(0.12)	(0.12)	(1.40)	9.06	(12.35)	1,836,962	1.45	1.45	0.49	— (14)
Class R6**
1/1/23 to 6/30/23(6)	$10.31	0.15	(0.60)	(0.45)	—	—	—	(0.45)	$ 9.86	(4.36) %	$ 265,269	1.34% (17)	1.37%	3.11%	— % (14)
1/1/22 to 12/31/22	10.06	0.07	3.53	3.60	(1.05)	(2.30)	(3.35)	0.25	10.31	35.93	328,418	1.33	1.33	0.53	— (14)
1/1/21 to 12/31/21	10.30	(0.14)	0.52	0.38	(0.62)	—	(0.62)	(0.24)	10.06	3.63	188,562	1.38 (16)	1.38 (16)	(1.29)	— (14)
1/1/20 to 12/31/20	9.38	(0.07)	1.35	1.28	(0.36)	—	(0.36)	0.92	10.30	13.77	133,731	1.35	1.35	(0.73)	— (14)
1/1/19 to 12/31/19	9.07	0.08	0.70	0.78	(0.47)	—	(0.47)	0.31	9.38	8.45	117,258	1.36	1.36	0.79	— (14)
1/1/18 to 12/31/18	10.46	0.08	(1.35)	(1.27)	—	(0.12)	(0.12)	(1.39)	9.07	(12.26)	67,957	1.36	1.36	0.83	— (14)

Footnote Legend:
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Amount is less than $0.005 per share.
(8)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(9)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(10)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets were 1.52% and 1.63% (Class A), 2.27% and 2.38% (Class C), 1.27% and 1.38% (Class I), and 1.22% and 1.99% (Class R6), respectively.
(11)	Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.49% and 1.60% (Class A), 2.24% and 2.35% (Class C), 1.24% and 1.35% (Class I), and 1.19% and 1.96% (Class R6), respectively.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(12)	Effective July 1, 2020, the expense limits were decreased from 1.54% to 1.49% for Class A, 2.29% to 2.24% for Class C, 1.29% to 1.24% for Class I, and 1.24% to 1.19% for Class R6, respectively.
(13)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to an increase in shareholder activity and reallocations in investment models resulting in increased equity security transactions.
(14)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(15)	Includes fee/expense recovery of 0.01%.
(16)	Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.70% and 1.74% (Class A), 2.45% and 2.48% (Class C), 1.45% and 1.48% (Class I) and 1.36% (Class R6), respectively.
(17)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, four funds of the Trust are offered for sale, of which two (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds are diversified.
Before each Fund identified below commenced operations, on May 19, 2023, all of the property, assets and liabilities of the corresponding fund identified as its respective predecessor fund, each of which was formerly a series of Natixis Funds Trust II, a Massachusetts business trust (each, a “Predecessor Fund”), were transferred to each respective Fund shown below in a tax-free reorganization as set forth in an agreement and plan of reorganization (each an “AlphaSimplex Reorganization”) among the Trust, on behalf of the Funds, Natixis Funds Trust II, on behalf of the Predecessor Funds, AlphaSimplex Group, LLC (“AlphaSimplex”) and Virtus Alternative Investment Advisers, Inc. (“VAIA” or the “Adviser”). As a result of each AlphaSimplex Reorganization, each Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Prior to the AlphaSimplex Reorganizations, the Funds did not have any assets or liabilities. Financial information for each Fund included for the dates prior to the AlphaSimplex Reorganizations is that of such Fund’s Predecessor Fund.

Predecessor Fund	Fund
AlphaSimplex Global Alternatives Fund	Virtus AlphaSimplex Global Alternatives Fund
AlphaSimplex Managed Futures Strategy Fund	Virtus AlphaSimplex Managed Futures Strategy Fund
The Funds have the following investment objective(s):
Fund	Investment objective(s)
AlphaSimplex Global Alternatives Fund	Pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.
AlphaSimplex Managed Futures Strategy Fund	Pursues an absolute return strategy that seeks to provide capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1.00% CDSC, applicable if redeemed within one year of purchase.  With certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund after eight years.  If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Consolidated Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Basis of Consolidation
The Funds invest in commodity-related instruments through AlphaSimplex Global Alternatives Cayman Fund Ltd. and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board.
As of June 30, 2023, the value of each Fund’s investment in its respective Subsidiary was as follows:

	Investment in Subsidiary	Percentage of Net Assets
AlphaSimplex Global Alternatives Fund	$ 3,214	1.23%
AlphaSimplex Managed Futures Strategy Fund	67,913	2.70%
B.	Security Valuation
Starting May 19, 2023, concurrent with the change in the Adviser (as detailed in Note 4A), the Funds adopted valuation policies and procedures used by the other Virtus-sponsored registered funds.
The Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •     Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs,

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financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Funds may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
D.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. Each Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, each Fund is required to increase its taxable income by its share of the respectively Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by its respectively Fund in the current period nor carried forward to offset taxable income in future periods.
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
E.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Repurchase Agreements
Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Funds did not have investments in repurchase agreements.
I.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2023, none of the Funds were lending under the agreement with BNYM.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statements of Operations as “Net realized gain (loss) from futures.”
During the six months ended June 30, 2023, each Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after each Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
During the six months ended June 30, 2023, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
C.	Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Consolidated Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Consolidated Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Consolidated Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Consolidated Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

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The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the six months ended June 30, 2023, AlphaSimplex Global Alternatives Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Assets and Liabilities at June 30, 2023:

Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$ 133	$ 9,663
Variation margin receivable on futures contracts(1)	Commodity contracts	953	17,741
Variation margin receivable on futures contracts(1)	Equity contracts	1,261	26,300
Variation margin receivable on futures contracts(1)	Foreign currency contracts	131	11,923
Variation margin receivable on futures contracts(1)	Interest rate contracts	688	32,380
Total Assets		$ 3,166	$ 98,007
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$ (168)	$ (5,441)
Variation margin receivable on futures contracts(1)	Commodity contracts	(1,262)	(13,400)
Variation margin receivable on futures contracts(1)	Equity contracts	(128)	(2,012)
Variation margin receivable on futures contracts(1)	Foreign currency contracts	(433)	(627)
Variation margin receivable on futures contracts(1)	Interest rate contracts	(289)	(1,738)
Swaps at value(2)	Equity contracts	(38,533)	—
Total Liabilities		$(40,813)	$(23,218)

(1)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-trades futures contracts. For OTC swap contracts, the value (including premiums) at June 30, 2023 is shown in the Consolidated Statements of Assets and Liabilities.
(2)	Represents swaps, at value. Value of swaps are reported in the Consolidated Schedule of Investments.

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The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Operations for the six months ended June 30, 2023:
Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$ 134	$ 16,784
Futures	Commodity contracts	(57)	(60,781)
Futures	Equity contracts	4,008	1,075
Futures	Foreign currency contracts	95	(27,132)
Futures	Interest rate contracts	(635)	(134,843)
Swaps	Equity contracts	(2,918)	—
Total		$ 627	$ (204,897)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$ (40)	$ 2,846
Futures	Commodity contracts	(331)	(2,545)
Futures	Equity contracts	3,173	35,802
Futures	Foreign currency contracts	(375)	18,275
Futures	Interest rate contracts	(928)	(41,106)
Total		$ 1,499	$ 13,272
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the each Fund for the six months ended June 30, 2023.
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Futures Contracts - Long Positions(1)	$ 130	$ 1,044
Futures Contracts - Short Positions(1)	297	54,040
Forward Foreign Currency Exchange Purchase Contracts(2)	15,309	956,774
Forward Foreign Currency Exchange Sale Contracts(2)	21,892	1,158,684
Short Total Return Swap Contracts(2)	(30,866)	—
(1) Average unrealized for the period.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC

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derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2023:

At June 30, 2023, the Funds’ derivative assets and liabilities (by type) are as follows:
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ 581	$ —	$ 15,840	$ —
Forward foreign currency exchange contracts	133	168	9,663	5,441
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	$ 714	$168	$ 25,503	$5,441
Derivatives not subject to a MNA or similar agreement	(581)	—	(15,840)	—
Total assets and liabilities subject to a MNA	$ 133	$168	$ 9,663	$5,441
AlphaSimplex Global Alternatives Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$133	$(133)	$—	$—	$—
Total	$133	$(133)	$—	$—	$—

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Counterparty	Gross Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities
UBS AG	$168	$(133)	$—	$(35)	$—
Total	$168	$(133)	$—	$(35)	$—

AlphaSimplex Managed Futures Strategy Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$9,663	$ (5,441)	$—	$—	$4,222
Total	$9,663	$(5,441)	$—	$—	$4,222

Counterparty	Gross Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$5,441	$(5,441)	$—	$—	$—
Total	$5,441	$(5,441)	$—	$—	$—
(1) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Effective May 19, 2023, the Adviser, an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers. Prior to May 19, 2023, AlphaSimplex was a subsidiary of Natixis Investment Managers, LLC, served as the investment adviser to the Fund.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $2 billion	$2+ Billion
AlphaSimplex Global Alternatives Fund	1.10%	1.05%

	First $2.5 Billion	$2.5 + Billion
AlphaSimplex Managed Futures Strategy Fund	1.25%	1.20%
Prior to May 19, 2023, the Funds paid monthly advisory fees to AlphaSimplex, in its former capacity as investment adviser to the Funds, at the same annual rates.
The assets of each Fund’s Subsidiary, each organized as a company under the laws of the Cayman Islands, are excluded from the assets on which the above-described management fee is calculated. However, under the terms of separate investment advisory agreements, each Subsidiary pays the Adviser an investment management fee calculated on the value of the Subsidiary’s average daily net assets at the same rates.
B.	Subadvisers
AlphaSimplex (the “Subadviser”) is the subadviser to the Fund, effective May 19, 2023. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.

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C.	Expense Limitations
Effective May 19, 2023, the Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through May 19, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
AlphaSimplex Global Alternatives Fund	1.49%	2.24%	1.24%	1.19%
AlphaSimplex Managed Futures Strategy Fund	1.70	2.45	1.45	1.33 (1)
(1)	Prior to May 19, 2023, the Class R6 expense cap was 1.40%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2025	2026	Total
AlphaSimplex Global Alternatives Fund
Class A	$ 21	$ 15	$ 36
Class C	4	3	7
Class I	311	200	511
Class R6	28	24	52
AlphaSimplex Managed Futures Strategy Fund
Class A	—	26	26
Class C	—	6	6
Class I	—	441	441
Class R6	—	33	33
During the six months ended June 30, 2023, the Adviser did not recapture any expenses previously waived.
E.	Distributor
Effective May 19, 2023, VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for May 19, 2023 through June 30, 2023, it retained net commissions of $52 for Class A shares and CDSC of $5 for Class C shares, respectively. Prior to May 19, 2023, Natixis Distribution, LLC, the former Distributor, served as the principal underwriter of Class A shares and Class C shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Prior to May 19, 2023, each Fund paid Natixis Distribution, LLC 12b-1 fees under a 12b-1 Plan at the same annual rates disclosed above.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Effective May 19, 2023, Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds. Prior to May 19, 2023, in its capacity as investment adviser to the Funds during the period, in addition to its investment advisory services, Natixis Advisors, LLC provided administrative services to the Funds. Prior to May 19, 2023, Natixis Distribution, LLC served as transfer agent to the Funds.
From May 19, 2023 to June 30, 2023, the Funds incurred administration fees totaling $304 which are included in the Consolidated Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
From May 19, 2023 to June 30, 2023, the Funds incurred transfer agent fees totaling $136 which are included in the Consolidated Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.

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G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Consolidated Statements of Assets and Liabilities at June 30, 2023.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2023, were as follows:
	Purchases	Sales
AlphaSimplex Global Alternatives Fund	$34,786	$25,635
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended June 30, 2023.
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	AlphaSimplex Global Alternatives Fund				AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	93	$ 932	300	$ 3,158	3,310	$ 32,562	17,563	$ 238,293
Reinvestment of distributions and cross class conversions	2	16	78	767	—	—	3,443	34,797
Shares repurchased and cross class conversions	(180)	(1,791)	(549)	(5,761)	(7,291)	(70,343)	(12,133)	(158,147)
Net Increase / (Decrease)	(85)	$ (843)	(171)	$ (1,836)	(3,981)	$ (37,781)	8,873	$ 114,943
Class C
Shares sold and cross class conversions	7	$ 65	36	$ 361	475	$ 4,298	1,563	$ 19,902
Reinvestment of distributions and cross class conversions	1	5	28	250	—	—	836	7,790
Shares repurchased and cross class conversions	(69)	(634)	(56)	(547)	(745)	(6,598)	(753)	(8,952)
Net Increase / (Decrease)	(61)	$ (564)	8	$ 64	(270)	$ (2,300)	1,646	$ 18,740

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	AlphaSimplex Global Alternatives Fund				AlphaSimplex Managed Futures Strategy Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I*
Shares sold and cross class conversions	8,329	$ 83,943	6,219	$ 67,336	80,133	$ 804,793	177,712	$ 2,345,795
Reinvestment of distributions and cross class conversions	18	183	878	8,776	4	36	47,878	490,744
Shares repurchased and cross class conversions	(3,509)	(35,605)	(19,755)	(212,791)	(91,671)	(892,372)	(122,032)	(1,589,018)
Net Increase / (Decrease)	4,838	$ 48,521	(12,658)	$ (136,679)	(11,534)	$ (87,543)	103,558	$ 1,247,521
Class R6**
Shares sold and cross class conversions	14	$ 142	3,827	$ 41,748	4,364	$ 43,381	19,713	$ 256,632
Reinvestment of distributions and cross class conversions	— (1)	— (2)	8	77	—	—	3,294	33,868
Shares repurchased and cross class conversions	(724)	(7,337)	(739)	(7,937)	(9,326)	(92,173)	(9,883)	(130,122)
Net Increase / (Decrease)	(710)	$ (7,195)	3,096	$ 33,888	(4,962)	$ (48,792)	13,124	$ 160,378
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of June 30, 2023, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
AlphaSimplex Global Alternatives Fund	63%	3
AlphaSimplex Managed Futures Strategy Fund	34	2
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
The Funds’ investment in commodity-related instruments may subject the Funds to greater volatility than investments in other securities.  The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under

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these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2023, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility and Line of Credit
($ reported in thousands)
On April 5, 2023, the Funds terminated a $500,000 committed unsecured line of credit provided by State Street Bank  (the “First Line of Credit”). The First Line of Credit permitted any one fund to borrow up to $350,000 (as long as all borrowings by all funds in the aggregate did not exceed the $500,000 limit at any time), subject to each fund’s investment restrictions and its contractual obligations under the First Line of Credit. For the period January 1, 2023 through April 5, 2023, the funds paid interest on any amounts borrowed under the facility pursuant its terms. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
On April 6, 2023, the Funds entered into a $575,000 committed unsecured line of credit agreement (the “Second Line of Credit”) with State Street Bank.  The Second Line of Credit permitted each fund, as borrowers (collectively, the “Borrowers” and each series a “Borrower Fund”), to borrow up to $575,000 in aggregate (as long as all borrowings by all funds in the aggregate  did not exceed the $575,000 limit at any time), subject to each Borrower Fund’s investment restrictions and its contractual obligations under the Second Line of Credit. For the period April 6, 2023 through May 19, 2023, interest was charged to each Borrowing Fund based upon its terms. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
The  Funds had no borrowings at any time during the six months ended June 30, 2023.
Subsequent to the Reporting Period, on July 7, 2023, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”) for a term of 364 days for a period up to July 6, 2024. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement.

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Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AlphaSimplex Global Alternatives Fund	$ 223,367	$ 4,090	$ (2,297)	$ 1,793
AlphaSimplex Managed Futures Strategy Fund	2,117,898	109,318	(6,435)	102,883
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2022, the Fund’s capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
AlphaSimplex Global Alternatives Fund	$35,642	$5,374
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. New Regulatory Pronouncement
In  October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs;  and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 22-24, 2023, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2022 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND AND VIRTUS
ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEE (UNAUDITED)
The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and the subadvisory agreement (the “Subadvisory Agreement” and, together with the Advisory Agreement, the “Agreements”) among the Trust, VAIA and AlphaSimplex Group, LLC (the “Subadviser” or “AlphaSimplex”) with respect to the Funds. At an in-person meeting held on November 16, 2022 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of VAIA as adviser to the Funds and AlphaSimplex as subadviser to the Funds, and considered and approved the establishment of the Agreements, as further discussed below.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Funds and their shareholders. The Board noted the anticipated affiliation of the Subadviser with VAIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the Funds and their shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services to be provided to the Funds by VAIA and the Subadviser; (b) information regarding performance of a composite of accounts managed in a similar manner as each Fund was expected to be managed, including performance of the fund that was expected to merge with and into the Fund (each, a “Merging Fund”); (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of each Fund’s proposed advisory fee rate with that of the respective Merging Fund; (d) estimated profitability of VAIA and its affiliates under the proposed Agreements and historical profitability of the Subadviser and its affiliates under similar agreements; (e) any “fall-out” benefits to VAIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadviser or their affiliates from VAIA’s or the Subadviser’s relationship with the Trust); (f) possible conflicts of interest; and (g) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meeting information provided by VAIA and the Subadviser, including completed questionnaires concerning a number of topics, including, among other items, such company’s investment philosophy, resources operations and compliance structure. The Trustees also noted that they had received prior presentations by VAIA’s senior management personnel, during which among other items, VAIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds would be managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VAIA is responsible for the management of a Fund’s investment program and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement, the Board considered VAIA’s process for supervising and managing the Funds’ subadviser, including (a) VAIA’s ability to select and monitor the subadviser; (b) VAIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services expected to be provided by VAIA and its affiliates to the Funds; (e) VAIA’s expected supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA were expected to serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of its duties with respect to other Virtus Funds through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND AND VIRTUS
ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEE (UNAUDITED) (CONTINUED)
With respect to the services to be provided by the Subadviser, the Trustees received in advance of the Meeting information provided by the Subadviser. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with each respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VAIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.
Investment Performance
The Board reviewed and was satisfied with the comparative performance of the Merging Funds, whose performance history will be adopted by the Funds.
Management Fees and Total Expenses
The Board considered the fees proposed to be charged to the Funds for advisory services as well as the expected total expense levels of each Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for each Fund were below the median of the peer that was deemed to be comparable to the Funds by management. The Board noted that each Fund was expected to have an expense cap in place to limit the total expenses incurred by each Fund and its shareholders. The Board also noted that the subadvisory fee for each Fund would be paid by VAIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee expected to be retained by VAIA after payment of the subadvisory fee. The Board also took into account the expected size of each of the Funds and the impact on expenses.
The Board concluded that the proposed advisory and subadvisory fees for the Funds were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Projected Profitability
The Board also considered certain information relating to profitability that had been provided by VAIA to evaluate the projected profitability to VAIA and its affiliates for their services to the Funds. In this regard, the Board considered information regarding the overall profitability of VAIA for its management of existing Virtus Funds, as well as its projected profits and those of its affiliates for managing and providing other services to the Funds, such as distribution, transfer agency and administrative services to be provided to the Funds by VAIA affiliates. In addition to the fees to be paid to VAIA and its affiliates, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to the Funds, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the projected profitability to VAIA and its affiliates from the Funds was reasonable in light of the quality of the services to be rendered to the Funds by VAIA and its affiliates.
In considering the projected profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement would be paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to the Subadviser, the Board noted that, because the Subadviser would be an affiliate of VAIA, such profitability might be directly or indirectly shared by VAIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Funds was not a material factor in approval of the Subadvisory Agreement.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND AND VIRTUS
ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEE (UNAUDITED) (CONTINUED)
Economies of Scale
The Board received and discussed information concerning whether VAIA should be expected to realize economies of scale as the Funds’ assets grow. The Board noted that the management fees for the Funds included proposed breakpoints based on assets under management. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, and noted that expense caps were expected to be implemented for each Fund. The Board also took into account the expected size of the Funds. The Board noted that VAIA and the Funds may realize certain economies of scale if the assets of the Funds were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Funds to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VAIA and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA and anticipated affiliate of the Subadviser, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Funds’ assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VAIA and anticipated affiliate of the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser was expected to be an affiliate of VAIA, there were no other direct benefits to the Subadviser or VAIA in providing investment advisory services to the Funds, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to each Fund.

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VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm,  Vice President, Chief Legal
Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8081	08-23

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date 8/31/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date 8/31/2023

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)

Date 8/31/2023

*	Print the name and title of each signing officer under his or her signature.